Cost of Revenues (Schedule of Composition of Cost of Revenues) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
According to source of income:
Cost of revenues from equipment	₪ 642	₪ 645	₪ 674
Cost of revenues from services	2,019	2,035	2,028
Cost of revenues	2,661	2,680	2,702
According to its components:
Cost of revenues from equipment	642	645	674
Rent and related expenses	271	281	321
Salaries and related expenses	217	224	241
Fees to communications operators	783	767	732
Cost of content and value added services	223	212	168
Depreciation and amortization	390	412	396
Royalties and fees	84	86	93
Other	51	53	77
Total cost of revenues from services	2,019	2,035	2,028
Cost of revenues	₪ 2,661	₪ 2,680	₪ 2,702